SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Textual) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 31, 2013	Jul. 31, 2012	Jul. 31, 2013	Jul. 31, 2012	Oct. 31, 2012	Oct. 31, 2011
Cash, Uninsured Amount					$ 5,700,000
Cost of Revenue, Total					902,000	0
Research and development	2,203,000	3,234,000	8,050,000	8,653,000	11,408,000	10,702,000
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount			12,023,951	3,116,465	3,129,340	3,228,318
Advertising Expense					7,000	32,000
Net loss	(2,910,000)	(3,237,000)	(10,005,000)	(8,053,000)	(10,696,000)	(7,495,000)
Crossroads Europe Gmbh [Member]
Net loss					100,000	100,000
Percentage Of Total Assets					3.00%	2.00%
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount			4,735,395		998,096
Customer Contracts [Member]
Research and development					$ 482,000	$ 0